(Loss) / earnings per share - Narrative (Details) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [line items]
Dilutive Effect On Number Of Ordinary Shares	7,053,750	0
Convertible Debt Securities [Member]
Earnings per share [line items]
Dilutive Effect On Number Of Ordinary Shares	5,295,075
Convertible Debt Securities [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount1		6,653,256
Restricted Stock [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount1		3,377,849
Restricted Stock [Member] | Restricted Stock [Member]
Earnings per share [line items]
Dilutive Effect On Number Of Ordinary Shares	3,699,210